SCHEDULE OF WEIGHTED-AVERAGE LEASE TERM AND DISCOUNT RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating cash outflows relating to operating leases	$ 346	$ 459
Weighted-average remaining lease term (in years)	5 years 10 months 24 days	3 years 7 months 6 days
Weighted-average discount rate	7.59%	7.30%